INCOME TAX MATTERS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounting net income/(loss) before tax	€ 3,312	€ 5,372	€ (8,928)
At Codere Online statutory income tax rate	(563)	(913)	1,518
Tax effect of unrecognized tax losses and permanent differences	(708)	2,783	4,119
Recognition of previously unrecognised tax losses	1,411	(854)	854
Effect of different tax rates in different jurisdictions	(2,157)	(2,478)	22
Income tax benefit/(expense)	(2,017)	€ (1,462)	€ 6,513
Effective tax rate		(27.00%)	(73.00%)
Current tax expense	(2,482)	€ (2,491)	€ (1,604)
Deferred tax benefit/(expense)	465	1,029	8,117
Total income tax benefit/(expense)	€ (2,017)	€ (1,462)	€ 6,513